Goodwill, Intangible Assets and Acquisitions - Intangible assets arising from acquisitions (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Acquired finite-lived intangible assets
Cost	$ 169,073	$ 205,083
Accumulated Amortization	(44,001)	(38,153)
Intangible assets, net	125,072	166,930
Game related
Acquired finite-lived intangible assets
Cost	140,328	150,371
Accumulated Amortization	(30,029)	(16,649)
Intangible assets, net	110,299	133,722
Technology
Acquired finite-lived intangible assets
Cost	2,808	10,172
Accumulated Amortization	(2,596)	(5,494)
Intangible assets, net	212	4,678
Trademark and Domain name
Acquired finite-lived intangible assets
Cost	12,892	20,078
Accumulated Amortization	(4,280)	(4,458)
Intangible assets, net	8,612	15,620
Supplier-relationship
Acquired finite-lived intangible assets
Cost		10,538
Accumulated Amortization		(6,961)
Intangible assets, net		3,577
Others
Acquired finite-lived intangible assets
Cost	13,045	13,924
Accumulated Amortization	(7,096)	(4,591)
Intangible assets, net	$ 5,949	$ 9,333